CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Siderurgica Latino-Americana SA ("SILAT")
CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity interest acquired (as a percent)	3.65%
Increase (decrease) in equity attributable to parent through change in equity of subsidiaries, equity	R$ (33,845)
Gerdau GTL Spain S.L.
CONSOLIDATED FINANCIAL STATEMENTS
Country		Spain	Spain	Spain
Equity Interests (as a percent)		100.00%	100.00%	100.00%
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau
CONSOLIDATED FINANCIAL STATEMENTS
Country		Brazil	Brazil	Brazil
Equity Interests (as a percent)		100.00%	100.00%	100.00%
Gerdau Ameristeel Corporation and subsidiaries
CONSOLIDATED FINANCIAL STATEMENTS
Country		USA/Canada	USA/Canada	USA/Canada
Equity Interests (as a percent)		100.00%	100.00%	100.00%
Gerdau Acominas S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country		Brazil	Brazil	Brazil
Equity Interests (as a percent)		99.86%	99.86%	99.86%
Gerdau Acos Longos S.A. and subsidiaries
CONSOLIDATED FINANCIAL STATEMENTS
Country		Brazil	Brazil	Brazil
Equity Interests (as a percent)		99.83%	99.83%	99.83%
Gerdau Steel Inc.
CONSOLIDATED FINANCIAL STATEMENTS
Country		Canada	Canada	Canada
Equity Interests (as a percent)		100.00%	100.00%	100.00%
Paraopeba - Fixed-income investment fund
CONSOLIDATED FINANCIAL STATEMENTS
Country		Brazil	Brazil	Brazil
Equity Interests (as a percent)		84.49%	75.36%	47.34%
Gerdau Hungria Holdings Limited Liability Company
CONSOLIDATED FINANCIAL STATEMENTS
Country		Hungary	Hungary	Hungary
Equity Interests (as a percent)		100.00%	100.00%	100.00%
GTL Equity Investments Corp.
CONSOLIDATED FINANCIAL STATEMENTS
Country		British Virgin Islands	British Virgin Islands	British Virgin Islands
Equity Interests (as a percent)		100.00%	100.00%	100.00%
Empresa Siderurgica del Peru S.A.A. - Siderperu
CONSOLIDATED FINANCIAL STATEMENTS
Country		Peru	Peru	Peru
Equity Interests (as a percent)		90.03%	90.03%	90.03%
Gerdau GTL Mexico, S.A. de C.V.
CONSOLIDATED FINANCIAL STATEMENTS
Country		Mexico	Mexico	Mexico
Equity Interests (as a percent)		100.00%	100.00%	100.00%
Seiva S.A. Florestas e Industrias
CONSOLIDATED FINANCIAL STATEMENTS
Country		Brazil	Brazil	Brazil
Equity Interests (as a percent)		97.73%	97.73%	97.73%
Gerdau Laisa S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country		Uruguai	Uruguai	Uruguai
Equity Interests (as a percent)		100.00%	100.00%	100.00%
Sipar Gerdau Inversiones S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country		Argentina	Argentina	Argentina
Equity Interests (as a percent)		99.99%	99.99%	99.99%
Sipar Aceros S.A. and subsidiary
CONSOLIDATED FINANCIAL STATEMENTS
Country		Argentina	Argentina	Argentina
Equity Interests (as a percent)		99.98%	99.98%	99.98%
Gerdau Trade Inc.
CONSOLIDATED FINANCIAL STATEMENTS
Country		British Virgin Islands	British Virgin Islands	British Virgin Islands
Equity Interests (as a percent)		100.00%	100.00%	100.00%
Gerdau Next S.A. and subsidiaries
CONSOLIDATED FINANCIAL STATEMENTS
Country		Brazil	Brazil	Brazil
Equity Interests (as a percent)		100.00%	100.00%	100.00%